Goodwin Procter LLP Counsellors at Law Exchange Place Boston, MA 02109 T: 617.570.1000 F: 617.523.1231

September 29, 2014

VIA EDGAR AND FEDERAL EXPRESS

Division of Corporation Finance

United States Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Jeffrey P. Riedler

Re:	Inotek Pharmaceuticals Corporation

Confidential Draft Registration Statement on Form S-1

Submitted August 29, 2014

CIK No. 0001281895

Ladies and Gentlemen:

This letter is confidentially submitted on behalf of Inotek Pharmaceuticals Corporation (the “Company”) in response to the September 25, 2014 comment letter (the “Comment Letter”) of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) regarding the Company’s confidential submission of the Draft Registration Statement on Form S-1 which was submitted to the Commission confidentially on August 29, 2014 (the “Draft Registration Statement”).

Concurrently with this letter, the Company is also confidentially submitting to the Commission Confidential Draft No. 2 of Registration Statement on Form S-1 (the “Registration Statement”), which includes changes to reflect responses to the Staff’s comments.

For reference purposes, the text of the Comment Letter has been reproduced herein with responses below each numbered comment. For your convenience, we have italicized the reproduced Staff comments from the Comment Letter. Unless otherwise indicated, page references in the descriptions of the Staff’s comments refer to the Draft Registration Statement, and page references in the responses refer to the Registration Statement. All capitalized terms used and not otherwise defined herein shall have the meanings set forth in the Registration Statement.

The responses provided herein are based upon information provided to Goodwin Procter LLP by the Company. In addition to submitting this letter via EDGAR, we are sending via

Mr. Jeffrey P. Riedler

United States Securities and Exchange Commission

September 29, 2014

Federal Express two (2) copies of each of this letter and the Registration Statement (marked to show changes from the Draft Registration Statement).

General

1. Please submit all outstanding exhibits as soon as practicable. We may have further comments upon examination of these exhibits.

Response: The Company acknowledges the Staff’s comment and respectfully advises the Staff that certain of the exhibits not filed with the Draft Registration Statement are being filed with the Registration Statement. The Company will provide the remaining exhibits as soon as practicable.

2. Please confirm the graphics included in your registration statement are the only graphics you will use in your prospectus. If those are not the only graphics, please provide any additional graphics prior to their use for our review.

Response: The Company acknowledges the Staff’s comment and confirms that the graphics included in the Registration Statement are the only graphics the Company currently intends to use in its prospectus. If the Company decides to use any additional graphics in its prospectus, it will provide any such graphics to the Staff prior to their use for the Staff’s review.

3. Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Response: The Company respectfully advises the Staff that it is supplementally providing the Staff with a copy of an investor presentation that was distributed during certain “testing-the-waters” meetings, and will supplementally provide copies of any written communications that the Company, or anyone authorized to do so on the Company’s behalf, uses in reliance on Section 5(d) of the Securities Act.

In addition, the Company respectfully advises the Staff that no broker or dealer that is participating in this offering has published or distributed research reports about the Company in reliance on Section 2(a)(3) of the Securities Act added by Section 105(a) of the Jumpstart Our Business Startups Act. The Company undertakes to provide the Staff with copies of such reports in the event that they are published or distributed in the future.

Risk Factors

If product liability lawsuits are successfully brought against us…,” page 43

Mr. Jeffrey P. Riedler

United States Securities and Exchange Commission

September 29, 2014

4. Please quantify the amount of your product liability insurance in this risk factor.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 43 of the Registration Statement to quantify the amount of the Company’s product liability insurance.

Industry and Market Data

Industry and Market Data, page 45

5. We note your statement that your internal research has not been verified by any independent sources. It is not appropriate to directly or indirectly disclaim liability for information in your registration statement. Accordingly, please revise your disclosure to remove any statement indicating that you have no[t] independently verified information presented in the prospectus.

Response: In response to the Staff’s comment, the Company has revised the disclosure on pages 25 and 55 of the Registration Statement to remove any statement indicating that the Company has not independently verified information presented in the prospectus.

Use of Proceeds

Use of Proceeds, page 55

6. Please clarify in the first and second bullet whether you expect the application of funds from the offering to enable you to complete the trials in question, including the two separate planned Phase 3 trials for trabodenoson monotherapy and the Phase 2 trial for your FDC product. Otherwise, please disclose what the application of these proceeds will allow you to accomplish as to each partially funded trial.

Response: The Company acknowledges the Staff’s comment and respectfully advises the Staff that the Company is unable to estimate with certainty which clinical stage it will achieve for its product candidates with the proceeds it raises from this offering. The Company respectfully advises the Staff that it has alerted investors to the need to raise additional capital to advance the clinical development, obtain marketing authorization and ultimately commercialize its product candidates. See “Risk Factors – We will need to obtain additional financing to fund our operations…” and “Management’s Discussion and Analysis of Financial Condition and Results of Operations–Liquidity and Capital Resources–Operating Capital Requirements”

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Research and Development Expenses, page 64

7. Please revise your disclosure for the research and development expenses by type of activity to break out expenses for trabodenoson by trabodenoson monotherapy and

Mr. Jeffrey P. Riedler

United States Securities and Exchange Commission

September 29, 2014

trabodenoson with latanoprost. In addition, please provide inception to date research and development expenses for each key project.

Response: In response to the Staff’s comment, the Company has added disclosure of the external development costs related to trabodenoson from inception to date. Moreover, the Company has revised the disclosure on page 66 of the Registration Statement to indicate that the Company does not track research and development expenses for trabodenoson by product candidate. The Company respectfully advises the staff that research and development expenses associated with the trabodenoson monotherapy product candidate also benefit the trabodenoson with latanoprost product candidate; as such, the Company is unable to precisely break out research and development expenses for trabodenoson by product candidate and, therefore, does not track such expenses in that manner.

Contractual Obligations and Commitments, page 71

8. Please revise your disclosure to include the interest related to the notes payable in the contractual obligations and commitments table.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 72 of the Registration Statement to include the interest related to the notes payable in the contractual obligations and commitments table.

Business

Product Pipeline, page 87

9. The graph on this page indicates that trabodenoson plus latanoprost is currently in Phase 2, however, your disclosure elsewhere suggests you did not conduct Phase 1 for this specific treatment. Please tell us why Phase 1 trials were not conducted. If you were able to rely on safety and tolerability data from your completed Phase 1 trial of trabodenoson as a monotherapy in order to advance trabodenoson plus latanoprost directly into Phase 2 without the need for separate Phase 1 trials, please add clarifying disclosure to that effect.

Response: In response to the Staff’s comment, the Company respectfully advises the Staff that the Company did not conduct Phase 1 trials for the trabodenoson plus latanoprost fixed-dose combination treatment because the Company was able to rely on the safety and tolerability data generated in both of its completed Phase 1 trials for trabodenoson as a monotherapy. The Company has revised the disclosure on page 97 of the Registration Statement to clarify the reason why the Company did not conduct Phase 1 trials for the trabodenoson plus latanoprost fixed-dose combination treatment.

Trabodenoson, page 95

10. We note your disclosure at page 97 with respect to the FDA requirements for long-term dosing data and a long-term safety studies for both trabodeonson monotherapy and the FDC of trabodenoson and latanoprost. In your response, please explain to us in greater

Mr. Jeffrey P. Riedler

United States Securities and Exchange Commission

September 29, 2014

detail why you expect the FDA will require long-term safety trials for both of your primary product candidates.

Response: In response to the Staff’s comment, the Company respectfully advises the Staff that FDA exercises its legal authority to approve new drugs under the Federal Food, Drug, and Cosmetic Act (the FD&C Act), 21 U.S.C. § 355. The FD&C Act’s implementing regulations at 21 C.F.R. Parts 312 and 314 describe the requirements for clinical investigations and clinical evidence of safety and effectiveness as part of an application for new drug approval (NDA). FDA also periodically issues non-binding guidance documents that describe the Agency’s most recent thinking on how industry may best address issues related, in this instance, to drug approval. For example, on March 1, 1995, FDA published a Federal Register Notice entitled, “Guideline for Industry: For Drugs Intended for Long term Treatment of Non-Life-Threatening Conditions.” (“Guideline”), See, 60 FR 11270.

The Guideline was developed in conjunction with the International Conference on Harmonization (ICH) and “… presents an accepted set of principles for the safety evaluation of drugs intended for the long-term treatment of non-life threatening diseases.” It describes the extent and type of long-term safety study data that FDA will consider when reviewing therapies for chronic diseases requiring life-long treatment, such as glaucoma. Similarly, the Guideline is relevant whenever a sponsor seeks approval for its prescription drug as monotherapy and fixed-dose combination therapy. Importantly, FDA described its policy to allow fixed-dose combination drugs at 21 C.F.R. § 300.50. The regulation provides, among other things, that two or more drugs may be combined if the fixed-dose combination drug is safe and effective.

Fixed-Dose Combination of Trabodenoson and Latanoprost, page 96

11. We note that you have an IND on file for trabodenoson on which you plan to rely for Phase 2 trials for trabodenoson in conjunction with latanoprost. In your response, please tell us the date the IND was filed and for what indication.

Response: In response to the Staff’s comment, the Company respectfully advises the Staff that the IND for trabodenoson to which the Staff refers was filed on January 31, 2008 (IND# 100926 SN000) for the reduction of elevated intraocular pressure in patients with ocular hypertension or primary open-angle glaucoma.

* * * *

We and the Company appreciate the Staff’s attention to the review of the Registration Statement. Please do not hesitate to contact me at: (212) 813-8853 if you have any questions regarding this letter or the Registration Statement.

Sincerely,

Edwin M. O’Connor

Goodwin Procter LLP

cc:	David P. Southwell, President and Chief Executive Officer, Inotek Pharmaceuticals Corporation

Mitchell S. Bloom, Goodwin Procter LLP